Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

GEOVAX LABS, INC.

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

For the Years Ended December 31, 2025 and 2024

		Additions (Reductions)
Description	Balance at Beginning Of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End Of Period
Reserve Deducted in the Balance Sheet From the Asset to Which it Applies:

Allowance for Deferred Tax Assets
Year ended December 31, 2025	$36,783,772	$6,117,113	$-0-	$-0-	$42,900,885
Year ended December 31, 2024	$29,935,162	$6,848,610	$-0-	$-0-	$36,783,772